INVESTMENTS IN EQUITY METHOD INVESTEE	12 Months Ended
Mar. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
6.	INVESTMENTS IN EQUITY METHOD INVESTEE

The following table provides a reconciliation of the investments in equity method investees in the Group's consolidated balance sheet as of March 31, 2014 and 2015 and the amount of underlying equity in net assets of the equity investees:

	As of March 31,
	2014	2015
	$	$
The Group's proportionate share of equity in the net assets of equity investees	5	5
Less: Accumulated impairment losses recognized	(5)	(5)

Investments in equity investees reported in the consolidated balance sheet	-	-

On August 5, 2003, the Group acquired a 50% equity interest in Kayser Technik (Overseas) Inc. (K.T.I.) ("Kayser Technik (Overseas)") (formerly known as Kayser Photo (Overseas) Corp. (K.P.C.)), a company incorporated in the Republic of Panama, for cash consideration of $5. Kayser Technik (Overseas) was engaged in the trading of camera batteries, films and disposable cameras and became inactive. Such investment was fully impaired as of March 31, 2014 and 2015.

On June 9, 2014 the Group acquired a 25% equity interest in Kayser Myanmar, a company incorporated in Myanmar, for cash consideration of $25. The Group further acquired a 50% interest in Kayser Myanmar on March 9, 2015 for a cash consideration of $50, and was then recognized as a subsidiary of the Group.